Schedule of Accruals and Other Payables (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Payables and Accruals [Abstract]
Executive Compensation	$ 57,018	$ 83,061	$ 61,761	$ 40,510
Directors’ fees	49,250	435,750	398,250	258,000
Accrued expenses	328,500	434,565	330,006	189,932
Other payables and provisions	735,328	765,279	745,318	999,510
Total	$ 1,170,096	$ 1,718,655	$ 1,535,335	$ 1,879,652